Stock-Based Compensation (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2011 SFr / shares shares	Dec. 31, 2007 SFr / shares shares
Stock-Based Compensation [Line Items]
Unrecognized compensation expense related to non-vested stock option-based compensation arrangements. | $
Total charge for options granted recognized in the consolidated income statement | $	$ 278,057,000
Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Options granted	1,230,670
Exercised shares	1,588,536
Delivery ordinary shares	1,492,005
Equity Option [Member]
Stock-Based Compensation [Line Items]
Total charge for options granted recognized in the consolidated income statement | $	$ 4,247,067,000
Board Members [Member]
Stock-Based Compensation [Line Items]
Non-vested options, Granted	45,000
Total charge for options granted recognized in the consolidated income statement | $	$ 3,969,010
Board Members [Member] | Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Options granted	1,179,670
WISeKey SA [Member]
Stock-Based Compensation [Line Items]
Net gain on reclassification and remeasurement of stock option from equity to liability | $	$ 610,323,000
WISeKey SA [Member] | Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Options granted	6,000
SEALSQ [Member]
Stock-Based Compensation [Line Items]
Exercised shares	96,531
Class B Common Stock [Member]
Stock-Based Compensation [Line Items]
Exercise price | $ / shares	$ 2.54			$ 2.47	$ 2.4
Non-vested options, Granted	4,894			22,129
Exercised shares	94,844			7,741
Class B Common Stock [Member] | WISeKey SA [Member]
Stock-Based Compensation [Line Items]
Net gain on reclassification and remeasurement of stock option from equity to liability | $	$ 323,400,000
Class A Common Stock [Member]
Stock-Based Compensation [Line Items]
Exercise price | $ / shares	$ 0.16			$ 0.25	$ 0.25
Non-vested options, Granted
Exercised shares	218,180
Class A Common Stock [Member] | Board Members [Member]
Stock-Based Compensation [Line Items]
Non-vested options, Granted	4,894
Class A Common Stock [Member] | WISeKey SA [Member]
Stock-Based Compensation [Line Items]
Net gain on reclassification and remeasurement of stock option from equity to liability | $	$ 286,923,000
F Shares [Member]
Stock-Based Compensation [Line Items]
Options granted
Related Party [Member] | WISeKey SA [Member]
Stock-Based Compensation [Line Items]
Net gain on reclassification and remeasurement of stock option from equity to liability | $				$ 2,914,204
Related Party [Member] | Class B Common Stock [Member] | WISeKey SA [Member]
Stock-Based Compensation [Line Items]
Net gain on reclassification and remeasurement of stock option from equity to liability | $				1,590,825
Related Party [Member] | Class A Common Stock [Member] | WISeKey SA [Member]
Stock-Based Compensation [Line Items]
Net gain on reclassification and remeasurement of stock option from equity to liability | $				$ 1,323,379
Options granted
Related Party [Member] | The "ESOP 1" [Member] | WISeKey SA [Member]
Stock-Based Compensation [Line Items]
Number of convertible stock options approved							2,632,500
Exercise price | SFr / shares							SFr 0.01
Related Party [Member] | The "ESOP 2" [Member] | WISeKey SA [Member]
Stock-Based Compensation [Line Items]
Number of convertible stock options approved						16,698,300
Exercise price | SFr / shares						SFr 0.01